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                                                                                                                                           Jasmin M. Ali

                                                                                                                                           T +1 212 596 9604

                                                                                                                                                                              jasmin.ali@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: DoubleLine Funds Trust (the “Trust”)

File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T is Post-Effective Amendment No. 66 to the Trust’s Registration Statement under the Securities Act and Amendment No. 73 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 66/73”), including (i) a Prospectus and Statement of Additional Information relating to Class R6 shares of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Flexible Income Fund and DoubleLine Shiller Enhanced CAPE®, each a series of the Trust, and (ii) other information and the signature page.

This Amendment No. 66/73 is being filed to register Class R6 shares of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Flexible Income Fund, and DoubleLine Shiller Enhanced CAPE® and relates only to this share class. No information contained herein is intended to amend or supersede any prior filing relating to any other share classes or series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 66/73 become effective sixty days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call me at (212) 596-9604. Thank you for your attention to this matter.

Very truly yours,

/s/ Jasmin Ali

Jasmin Ali

cc:	Youse Guia
Neal Zalvan
Adam Rossetti
Jeremy Smith
Timothy Diggins